Employee benefits, Changes in pension plan, seniority premium and termination of employment plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in pension plan [Abstract]
Balance at beginning of period	$ 102,375	$ 150,197
Cost for the period	23,331	(4,110)
Interest income	(101)	(220)
Contributions to the plan	(8,171)	(6,044)
Benefits paid on pension plan	(919)	(5,783)
Miscellaneous	(741)	2,026
Actuarial gain or losses	(31,122)	(33,691)
Balance at end of period	$ 84,652	$ 102,375